Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 171 (“PEA 171”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 220 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 171 is being filed to register Institutional Class, Class P, Administrative Class, Class A, Class C, Class D and Class R shares of the PIMCO CommoditiesPLUS Strategy Fund and Institutional Class, Class P, Administrative Class and Class D shares of the PIMCO CommoditiesPLUS Short Strategy Fund, each a new series of the Registrant. PEA 171 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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